CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class Y Ordinary Shares CNY (¥) shares	Class Y Ordinary Shares USD ($) shares	Class Z Ordinary Shares CNY (¥) shares	Class Z Ordinary Shares USD ($) shares	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares		Ordinary shares Pre-IPO Class A Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class B Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class C Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class D Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2017	¥ (1,939,512)									¥ 45	¥ 16,356	¥ 16,944	¥ 6,911	¥ 208,884	¥ 4,075	¥ 30,047	¥ (2,222,774)
Balance at the beginning of the year (Shares) at Dec. 31, 2017 | shares										69,336,926	13,600,000	8,500,000	2,132,353
Net loss	(565,021)																(551,720)	¥ (13,301)
Share-based compensation	181,193													178,343				2,850
Share issuance upon initial public offering and follow-on offering, net of issuance costs of US$6,333	4,952,606							¥ 43						4,952,563
Share issuance upon initial public offering and follow-on offering, net of issuance costs of US$6,333 (in shares) | shares								67,063,451
Issuance of ordinary shares, net of issuance costs at Dec. 31, 2018			¥ 53		¥ 144
Issuance of ordinary shares, net of issuance costs (in shares) at Dec. 31, 2018 | shares			85,364,814	85,364,814	229,056,421	229,056,421
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering							¥ 52	¥ 6		¥ (45)	¥ (16,356)	¥ (16,944)	¥ (6,911)	40,198
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering (in shares) | shares							84,260,279	9,309,000		(69,336,926)	(13,600,000)	(8,500,000)	(2,132,353)
Redesignation of Pre-IPO Preferred Shares into Class Y and Class Z Ordinary Shares upon initial public offering	4,079,648						¥ 1	¥ 89						4,079,558
Redesignation of Pre-IPO Preferred Shares into Class Y and Class Z Ordinary Shares upon initial public offering (in shares) | shares							1,104,535	141,808,970
Pre-IPO Preferred Shares redemption value accretion	(64,605)																(64,605)
Capital injection in subsidiaries by noncontrolling interests	22,198																	22,198
Acquisitions of subsidiaries	228,659																	228,659
Share issuance from exercise of share options	¥ 6							¥ 6
Share issuance from exercise of share options (in shares) | shares	8,142,000	8,142,000						8,141,654
Appropriation to statutory reserves															3,591		(3,591)
Foreign currency translation adjustments	¥ 296,030															296,030
Balance at the end of the year at Dec. 31, 2018	7,191,202						¥ 53	¥ 144						9,459,546	7,666	326,077	(2,842,690)	240,406
Balance at the end of the year (Shares) at Dec. 31, 2018 | shares							85,364,814	226,323,075
Net loss	(1,303,570)																(1,288,973)	(14,597)
Share-based compensation	172,550													172,550
Issuance of ordinary shares, net of issuance costs at Dec. 31, 2019	1,647,711		¥ 53		¥ 155			¥ 10						1,647,701
Issuance of ordinary shares, net of issuance costs (in shares) at Dec. 31, 2019 | shares			85,364,814	85,364,814	247,230,234	247,230,234		14,173,813
Acquisitions of subsidiaries	30,000																	30,000
Consolidation of an entity under common control	(70,161)													(488,463)			(8,146)	426,448
Purchase of noncontrolling interests	(175,624)													(73,144)				(102,480)
Share issuance from exercise of share options	¥ 1							¥ 1
Share issuance from exercise of share options (in shares) | shares	2,255,000	2,255,000						2,254,453
Deconsolidation of a subsidiary	¥ 4,199																	4,199
Appropriation to statutory reserves															5,797		(5,797)
Foreign currency translation adjustments	140,152															140,152
Balance at the end of the year at Dec. 31, 2019	7,636,460						¥ 53	¥ 155						10,718,190	13,463	466,229	(4,145,606)	583,976
Balance at the end of the year (Shares) at Dec. 31, 2019 | shares							85,364,814	242,751,341
Net loss	(3,054,017)	$ (468,049)															(3,007,412)	(46,605)
Impact of adoption of credit loss guidance	(17,900)																(17,900)
Share-based compensation	385,898													385,898
Issuance ordinary shares related to long-term investment	277,467													277,467
Issuance of ordinary shares, net of issuance costs at Dec. 31, 2020	2,817,458		¥ 52	$ 8	¥ 172	$ 26		¥ 12						2,817,446
Issuance of ordinary shares, net of issuance costs (in shares) at Dec. 31, 2020 | shares			83,715,114	83,715,114	271,507,165	271,507,165		17,310,696
Shares redesignation							¥ (1)	¥ 1
Shares redesignation (in shares) | shares							(1,649,700)	1,649,700
Accretion to redeemable noncontrolling interests	(5,964)	$ (914)												(4,292)				(1,672)
Capital injection in subsidiaries by noncontrolling interests	21,463																	21,463
Acquisition of subsidiaries	162,492								[1]					120,865				41,627
Acquisition of subsidiaries (in shares) | shares								270,435
Purchase of noncontrolling interests	(116,056)							¥ 1						300,728				(416,785)
Purchase of noncontrolling interests (in shares) | shares								1,731,100
Share issuance from exercise of share options	¥ 3							¥ 3
Share issuance from exercise of share options (in shares) | shares	4,492,000	4,492,000						4,491,566
Appropriation to statutory reserves															4,421		(4,421)
Foreign currency translation adjustments	¥ (325,100)	$ (49,823)														(325,100)
Balance at the end of the year at Dec. 31, 2020	¥ 7,782,204	$ 1,192,675					¥ 52	¥ 172						¥ 14,616,302	¥ 17,884	¥ 141,129	¥ (7,175,339)	¥ 182,004
Balance at the end of the year (Shares) at Dec. 31, 2020 | shares							83,715,114	268,204,838

[1]	Less than 1.